Filed with the U.S. Securities and Exchange Commission on August 28, 2013

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 536	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 538	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on ______________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 536 incorporates by reference the information contained in Parts A, B and Items 28 through 35 of Part C of Post-Effective Amendment No. 535 to the Registration Statement on Form N-1A as filed with the SEC on August 27, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 536 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) of the Securities Act, and has duly caused this Post-Effective Amendment No. 536 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 28th day of August, 2013.

Advisors Series Trust

By: /s/ Douglas G. Hess
    Douglas G. Hess
    President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 536 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Donald E. O’Connor*	Trustee	August 28, 2013
Donald E. O’Connor

George Rebhan*	Trustee	August 28, 2013
George Rebhan

George T. Wofford*	Trustee	August 28, 2013
George T. Wofford

Joe D. Redwine*	Trustee, Chairman and	August 28, 2013
Joe D. Redwine	Chief Executive Officer

/s/ Cheryl L. King	Treasurer and	August 28, 2013
Cheryl L. King	Principal Financial Officer

/s/ Douglas G. Hess	President and	August 28, 2013
Douglas G. Hess	Principal Executive Officer

*By: /s/ Douglas G. Hess		August 28, 2013
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney